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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Marsico Flexible Capital Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.4%
CONSUMER DISCRETIONARY 24.6%
Automobiles 1.4%
Tesla Motors, Inc. (a)	21,861	$2,137,131
Hotels, Restaurants & Leisure 2.3%
SeaWorld Entertainment, Inc. (a)	18,174	643,178
Wynn Resorts Ltd.	22,135	3,007,925
Total		3,651,103
Internet & Catalog Retail 4.6%
Amazon.com, Inc. (a)	11,714	3,151,418
priceline.com, Inc. (a)	5,082	4,085,572
Total		7,236,990
Media 8.6%
CBS Corp., Class B Non Voting	36,064	1,785,168
Liberty Global, Inc., Class C (a)	85,900	5,900,471
Television Broadcasts Ltd.	174,000	1,263,456
Walt Disney Co. (The)	70,952	4,475,652
Total		13,424,747
Specialty Retail 7.7%
AutoZone, Inc. (a)	14,539	5,943,979
Lowe’s Companies, Inc.	147,346	6,204,740
Total		12,148,719
TOTAL CONSUMER DISCRETIONARY		38,598,690
CONSUMER STAPLES 9.8%
Beverages 3.2%
Constellation Brands, Inc., Class A (a)	94,827	5,026,779
Food Products 6.6%
Green Mountain Coffee Roasters, Inc. (a)	66,403	4,856,052
Mondelez International, Inc., Class A	183,757	5,413,481
Total		10,269,533
TOTAL CONSUMER STAPLES		15,296,312
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Kinder Morgan, Inc.	81,991	3,114,018
TOTAL ENERGY		3,114,018

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 17.0%
Commercial Banks 2.0%
Standard Chartered PLC	133,801	$3,098,082
Consumer Finance 2.1%
Capital One Financial Corp.	53,182	3,240,379
Diversified Financial Services 6.6%
Citigroup, Inc.	123,611	6,426,536
IntercontinentalExchange, Inc. (a)	12,459	2,133,105
Moody’s Corp.	27,797	1,846,833
Total		10,406,474
Insurance 1.8%
AIA Group Ltd.	655,800	2,899,291
Real Estate Investment Trusts (REITs) 1.8%
Fibra Uno Administracion SA de CV	805,400	2,795,965
Real Estate Management & Development 2.7%
Global Logistic Properties Ltd.	1,944,000	4,299,395
TOTAL FINANCIALS		26,739,586
HEALTH CARE 8.4%
Biotechnology 8.4%
Biogen Idec, Inc. (a)	24,010	5,702,135
Celgene Corp. (a)	25,105	3,104,233
Gilead Sciences, Inc. (a)	80,243	4,371,639
Total		13,178,007
TOTAL HEALTH CARE		13,178,007
INDUSTRIALS 12.4%
Aerospace & Defense 0.9%
TransDigm Group, Inc.	9,971	1,456,763
Road & Rail 3.9%
CSX Corp.	244,282	6,158,349
Trading Companies & Distributors 7.6%
MRC Global, Inc. (a)	143,743	4,080,864
United Rentals, Inc. (a)	75,811	4,309,097
WW Grainger, Inc.	13,432	3,457,934
Total		11,847,895
TOTAL INDUSTRIALS		19,463,007

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 15.2%
Internet Software & Services 6.6%
Equinix, Inc. (a)	20,503	$4,154,728
Google, Inc., Class A (a)	5,127	4,462,592
Yahoo!, Inc. (a)	63,917	1,681,017
Total		10,298,337
IT Services 2.8%
Accenture PLC, Class A	34,936	2,868,595
QIWI PLC, ADR (a)	86,483	1,461,563
Total		4,330,158
Semiconductors & Semiconductor Equipment 3.8%
ASML Holding NV	56,284	4,574,201
Texas Instruments, Inc.	40,080	1,438,471
Total		6,012,672
Software 2.0%
Model N, Inc. (a)	37,323	753,925
Red Hat, Inc. (a)	49,146	2,370,311
Total		3,124,236
TOTAL INFORMATION TECHNOLOGY		23,765,403
Total Common Stocks (Cost: $121,462,088)		$140,155,023

Preferred Stocks 0.9%
FINANCIALS 0.9%
Commercial Banks 0.9%
First Niagara Financial Group, Inc., 8.625%	50,068	$1,438,454
TOTAL FINANCIALS		1,438,454
Total Preferred Stocks (Cost: $1,251,700)		$1,438,454

Warrants 0.2%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kinder Morgan, Inc. (a)	47,809	$269,165
TOTAL ENERGY		269,165
Total Warrants (Cost: $91,076)		$269,165

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(b) 6.4%
Aerospace & Defense 1.0%
TransDigm, Inc.
12/15/18	7.750%		$1,444,000	$1,575,765

Gaming 0.4%
Marina District Finance Co., Inc. Senior Secured
10/15/15	9.500%		645,000	675,637

Media Cable 2.4%
CCO Holdings LLC/Capital Corp.
10/30/17	7.250%		901,000	961,817
DISH DBS Corp.
10/01/14	6.625%		901,000	948,303
Ziggo Bond Co. BV (c)
05/15/18	8.000%	EUR	1,337,000	1,883,303
Total				3,793,423

Media Non-Cable 0.8%
Nielsen Finance LLC/Co.
10/15/18	7.750%		1,139,000	1,252,900

Wireless 1.8%
Crown Castle International Corp. Senior Unsecured
11/01/19	7.125%		2,508,000	2,721,180

Total Corporate Bonds & Notes (Cost: $9,594,451)				$10,018,905

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.109% (d)(e)	3,812,558	$3,812,558
Total Money Market Funds (Cost: $3,812,558)		$3,812,558
Total Investments
(Cost: $136,211,873) (f)		$155,694,105(g)
Other Assets & Liabilities, Net		1,123,448
Net Assets		$156,817,553

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $1,883,303 or 1.20% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,008,867	68,813,948	(75,010,257)	3,812,558	9,177	3,812,558

(f)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $136,212,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,584,000
Unrealized Depreciation	(1,102,000)
Net Unrealized Appreciation	$19,482,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

EUR	Euro

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	37,335,234	1,263,456	—	38,598,690
Consumer Staples	15,296,312	—	—	15,296,312
Energy	3,114,018	—	—	3,114,018
Financials	16,442,818	10,296,768	—	26,739,586
Health Care	13,178,007	—	—	13,178,007
Industrials	19,463,007	—	—	19,463,007
Information Technology	23,765,403	—	—	23,765,403
Preferred Stocks
Financials	1,438,454	—	—	1,438,454
Warrants
Energy	269,165	—	—	269,165
Total Equity Securities	130,302,418	11,560,224	—	141,862,642
Bonds
Corporate Bonds & Notes	—	10,018,905	—	10,018,905
Total Bonds	—	10,018,905	—	10,018,905
Other
Money Market Funds	3,812,558	—	—	3,812,558
Total Other	3,812,558	—	—	3,812,558
Total	134,114,976	21,579,129	—	155,694,105

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end May 31, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
1,500,037	—	—	1,500,037

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 22, 2013